Uranium Contracts	12 Months Ended
Dec. 31, 2023
Uranium Contracts [Abstract]
URANIUM CONTRACTS
3.	Uranium contracts

Investments in uranium are categorized in Level 1 of the fair value hierarchy (Note 15).

The following table summarizes the fair value of the physical uranium investment:

	Investment in uranium $	Quantity in pounds (lbs)
Balance, December 31, 2021	4,210,000	100,000
Sale of uranium investment	(4,245,000)	(100,000)
Gain on sale of uranium	35,000
Balance, December 31, 2022	-	-
Investment in uranium	19,572,500	400,000
Sale of uranium investment	(22,148,000)	(400,000)
Gain on sale of uranium	2,575,500
Balance, December 31, 2023	-	-

During the year ended December 31, 2023, the Company bought and sold 400,000 lbs of U3O8 (December 31, 2022: 100,000 lbs) and recognized a gain of $2,575,500 (December 31, 2022: $35,000).

Deposits on uranium investment

In 2022, the Company entered into two uranium concentrates purchase agreements with an unrelated third party to purchase 300,000 pounds of uranium concentrates from the seller for total consideration of $13,650,000 ($45.33/lb average). The contracts required initial deposits of $3,000,000 cumulative, which was paid in 2022, and final payment totaling $10,650,000 in 2023.

Sales contracts

In 2021, the Company entered into several contracts with traders and nuclear utilities. These contracts are designed to retain exposure to spot pricing while also incorporating minimum floor and maximum ceiling prices, which are adjusted annually for inflation. The minimum floor prices are set to ensure a reasonable margin over the Company’s expected operational costs, allowing for participation in potential increases in uranium prices.

As of December 31, 2023, uranium sales contracts over the next five years are as follows:

Year	Sales Commitments in Pounds
2024	720,000
2025	700,000
2026	700,000
2027	650,000
2028	200,000

Loan agreements

In December 2023 the Company entered into a Master Transaction Agreement which included a loan agreement with Boss Energy Ltd. The master transaction agreement closed February 19, 2024 (Note 19). Pursuant to the loan agreement Boss Energy will loan the Company up to 200,000 pounds of uranium. The loan will bear interest of 9% and be repayable in 12 months in cash or uranium at the election of Boss Energy.